UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2003
                                               ------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                ---------------
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -----------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -----------------------------------------------------
                       One Pacific Place, Suite 600
                  -----------------------------------------------------
                       1125 South 103 Street
                  -----------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  -----------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -----------------------------------------------------
Title:                 President
                  -----------------------------------------------------
Phone:                 402-391-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz             Omaha, Nebraska               May 13, 2003
----------------------------     ---------------------------    --------------
  Signature                        City, State                   Date


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Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          --------------------

Form 13F Information Table Entry Total:                      60
                                                          --------------------

Form 13F Information Table Value Total:                   $4,937,426
                                                          --------------------
                                                                   (thousands)


List of Other Included Managers:  None

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

WALLACE R. WEITZ & COMPANY                       31-Mar-03
13F FILE NO. 28-3062
                                                 FORM 13F INFORMATION TABLE


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       COLUMN 1               COLUMN 2            COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7    COLUMN 8
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                                                                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING
    NAME OF ISSUER          TITLE OF CLASS        CUSIP        (x$1000)    PRN AMT  PRN CALL   DISCRETION    MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


AOL TIME WARNER INC            COM               00184A105        1,086      100,000 SH         Sole           N/A           Sole
ALLTEL CORP                    COM               020039103      161,525    3,608,700 SH         Sole           N/A          Shared
AMERICAN EXPRESS CO            COM               025816109        3,323      100,000 SH         Sole           N/A           Sole
ARCHSTONE SMITH TR             COM               039583109       79,201    3,606,605 SH         Sole           N/A          Shared
ASTORIA FINL CORP              COM               046265104        3,877      166,900 SH         Sole           N/A           Sole
AVALONBAY CMNTYS INC           COM               053484101       15,302      414,700 SH         Sole           N/A           Sole
BERKSHIRE HATHAWAY INC DEL     CL A              084670108      176,854        2,772 SH         Sole           N/A          Shared
BERKSHIRE HATHAWAY INC DEL     CL B              084670207      220,859      103,350 SH         Sole           N/A           Sole
CAPITAL AUTOMOTIVE REIT        COM SH BEN INT    139733109       17,448      699,600 SH         Sole           N/A           Sole
CATELLUS DEV CORP              COM               149111106       63,023    3,001,100 SH         Sole           N/A           Sole
CENTENNIAL COMMUNCTNS CORP N   CL A NEW          15133V208        5,377    2,970,915 SH         Sole           N/A           Sole
CHARTER COMMUNICATIONS INC D   NOTE 5.750%10/1   16117MAB3        7,310   34,000,000 PRN        Sole           N/A           Sole
CHARTER COMMUNICATIONS INC D   CL A              16117M107       30,854   37,173,609 SH         Sole           N/A           Sole
CITIZENS COMMUNICATIONS CO     COM               17453B101      272,918   27,346,500 SH         Sole           N/A          Shared
COMCAST CORP NEW               CL A SPL          20030N200      360,078   13,098,500 SH         Sole           N/A          Shared
COSTCO WHSL CORP NEW           COM               22160K105        6,006      200,000 SH         Sole           N/A           Sole
COSTAR GROUP INC               COM               22160N109        1,786       80,000 SH         Sole           N/A           Sole
COUNTRYWIDE FINANCIAL CORP     COM               222372104      244,576    4,253,500 SH         Sole           N/A           Sole
D R HORTON INC                 COM               23331A109        5,760      300,000 SH         Sole           N/A           Sole
DAILY JOURNAL CORP             COM               233912104        2,732      114,800 SH         Sole           N/A           Sole
EQUITY OFFICE PROPERTIES TRU   COM               294741103        1,629       64,000 SH         Sole           N/A          Shared
EXTENDED STAY AMER INC         COM               30224P101       29,458    2,916,600 SH         Sole           N/A           Sole
FEDERAL HOME LN MTG CORP       COM               313400301        4,115       77,500 SH         Sole           N/A           Sole
FEDERAL NATL MTG ASSN          COM               313586109       24,833      380,000 SH         Sole           N/A           Sole
FOREST CITY ENTERPRISES INC    CL A              345550107       41,308    1,187,700 SH         Sole           N/A           Sole
GABELLI GLOBAL MULTIMEDIA TR   COM               36239Q109        1,126      183,118 SH         Sole           N/A           Sole
GREENPOINT FINL CORP           COM               395384100      159,264    3,554,200 SH         Sole           N/A           Sole
HANOVER CAP MTG HLDGS INC      COM               410761100        5,768      751,000 SH         Sole           N/A           Sole
HARRAHS ENTMT INC              COM               413619107       37,842    1,060,000 SH         Sole           N/A           Sole
HILTON HOTELS CORP             COM               432848109      201,288   17,337,500 SH         Sole           N/A          Shared
HOST MARRIOTT CORP NEW         COM               44107P104      217,710   31,461,000 SH         Sole           N/A          Shared
INSIGHT COMMUNICATIONS INC     CL A              45768V108       93,531    7,826,845 SH         Sole           N/A          Shared
INSURANCE AUTO AUCTIONS INC    COM               457875102        7,114      646,700 SH         Sole           N/A           Sole
INTELLIGENT SYS CORP NEW       COM               45816D100          848      605,666 SH         Sole           N/A           Sole
INTERPUBLIC GROUP COS INC      COM               460690100       67,425    7,250,000 SH         Sole           N/A          Shared
LABOR READY INC                COM NEW           505401208        3,135      550,000 SH         Sole           N/A           Sole
LIBERTY MEDIA CORP NEW         COM SER A         530718105      451,907   46,444,700 SH         Sole           N/A          Shared
LINCARE HLDGS INC              COM               532791100        3,069      100,000 SH         Sole           N/A           Sole
LYNCH CORP                     COM               551137102          275       33,900 SH         Sole           N/A           Sole
LYNCH INTERACTIVE CORP         COM               551146103        2,300      100,000 SH         Sole           N/A           Sole
MAIL-WELL INC                  COM               560321200       26,148   12,880,600 SH         Sole           N/A           Sole
NOVASTAR FINL INC              COM               669947400       74,870    2,192,400 SH         Sole           N/A           Sole
PAPA JOHNS INTL INC            COM               698813102        8,135      325,000 SH         Sole           N/A           Sole
PARK PL ENTMT CORP             COM               700690100      275,683   38,719,500 SH         Sole           N/A          Shared
QWEST COMMUNICATIONS INTL IN   COM               749121109      155,860   44,659,000 SH         Sole           N/A          Shared
REDWOOD TR INC                 COM               758075402      100,167    3,082,069 SH         Sole           N/A          Shared
REDWOOD TR INC                 PFD CV B%9.74     758075600        3,747      114,600 PRN        Sole           N/A           Sole
SAFEWAY INC                    COM NEW           786514208      164,960    8,714,200 SH         Sole           N/A          Shared
SIX FLAGS INC                  COM               83001P109       68,350   12,205,400 SH         Sole           N/A          Shared
SPRINT CORP                    COM FON GROUP     852061100       33,723    2,870,000 SH         Sole           N/A          Shared
TELEPHONE & DATA SYS INC       COM               879433100      131,673    3,218,600 SH         Sole           N/A          Shared
US BANCORP DEL                 COM NEW           902973304      146,607    7,724,291 SH         Sole           N/A          Shared
VALASSIS COMMUNICATIONS INC    COM               918866104       13,200      500,000 SH         Sole           N/A           Sole
VORNADO RLTY TR                SH BEN INT        929042109       58,963    1,647,000 SH         Sole           N/A           Sole
WASHINGTON MUT INC             COM               939322103      318,244    9,023,078 SH         Sole           N/A          Shared
WASHINGTON POST CO             CL B              939640108      207,610      304,700 SH         Sole           N/A           Sole
WASTE MGMT INC DEL             COM               94106L109       31,120    1,469,300 SH         Sole           N/A           Sole
WELLS FARGO & CO NEW           COM               949746101        6,749      150,000 SH         Sole           N/A           Sole
WESTAR ENERGY INC              COM               95709T100       76,091    6,278,100 SH         Sole           N/A           Sole
WESTERN WIRELESS CORP          CL A              95988E204        1,686      300,000 SH         Sole           N/A           Sole
                                                          --------------------------
                           60                                 4,937,426  410,249,818


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